Other Receivables and Other Payables - Schedule of Prepayments, Deposits & Other Receivables (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Prepayments, deposits & other receivables
Rental deposit	RM 6,312	$ 1,412	RM 6,312
Utility deposit	5,700	1,275	5,700
Other deposits	1,820	407	1,820
Other receivables	2,089,986	467,517	4,500,000
Prepaid rental of server rooms			1,098,600
Deferred offering costs	763,342	170,755	463,642
Other receivables	RM 2,867,160	$ 641,366	RM 6,076,074